LEASES (Tables)	12 Months Ended
Dec. 29, 2018
LEASES
Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 29, 2018 are as follows (in thousands):

Operating
Leases
2019	$17,242
2020	11,969
2021	9,784
2022	8,346
2023	6,382
Thereafter	22,498
Total minimum lease payments	$76,221